Fair Value Measurement - Narrative (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2021 shares	Dec. 31, 2020
Phantom Stock Appreciation Rights Psars [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Vesting period		4 years
Yandy Holdings LLC | Phantom Stock Appreciation Rights Psars Liability [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Stock issued (in shares)	1
Fair value measurement inputs	50.46
Fair Value, Recurring
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Vesting period	4 years
Measurement Input, Share Price | Yandy Holdings LLC | Phantom Stock Appreciation Rights Psars Liability [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurement inputs	13.00
Measurement Input, Price Volatility | Yandy Holdings LLC | Phantom Stock Appreciation Rights Psars Liability [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurement inputs	29.30
Measurement Input, Expected Term | Yandy Holdings LLC | Phantom Stock Appreciation Rights Psars Liability [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurement inputs	2.51
Measurement Input, Risk Free Interest Rate | Yandy Holdings LLC | Phantom Stock Appreciation Rights Psars Liability [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurement inputs	0.36